UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Communication Services - 23.6%
10,454	Activision Blizzard, Inc.	$486,843
510	Alphabet, Inc. - Class C (a)	528,161
2,912	Baidu, Inc. - ADR (a)	461,843
1,675	Charter Communications, Inc. - Class A (a)	477,325
3,933	Facebook, Inc. - Class A (a)	515,577
6,587	Liberty Broadband Corporation - Series C (a)	474,462
18,069	Liberty Media Corporation-Liberty Formula One - Series A (a)	537,011
1,999	Netflix, Inc. (a)	535,052
16,050	Zillow Group, Inc. - Class A (a)	504,451
		4,520,725
	Consumer Discretionary - 15.2%
3,410	Alibaba Group Holding, Ltd. - ADR (a)	467,409
336	Amazon.com, Inc. (a)	504,662
11,475	Carvana Company (a) +	375,347
3,080	Home Depot, Inc.	529,205
1,505	O’Reilly Automotive, Inc. (a)	518,217
1,549	Tesla, Inc. (a)	515,507
		2,910,347
	Consumer Staples - 2.3%
13,503	Campbell Soup Company	445,464
	Energy - 2.7%
8,705	Cheniere Energy, Inc. (a)	515,249
	Financials - 10.7%
2,504	Berkshire Hathaway, Inc. - Class B (a)	511,267
1,311	Credit Acceptance Corporation (a)	500,487
9,933	Interactive Brokers Group, Inc. - Class A	542,838
3,496	Moody’s Corporation	489,580
		2,044,172
	Health Care - 10.9%
6,052	AbbVie, Inc.	557,934
8,116	Baxter International, Inc.	534,195
1,661	Illumina, Inc. (a)	498,184
1,971	UnitedHealth Group, Inc.	491,015
		2,081,328
	Industrials - 5.0%
6,651	Genesee & Wyoming, Inc. (a) - Class A	492,307
4,325	United Technologies Corporation	460,526
		952,833
	Information Technology - 26.9% ♦
2,736	Alliance Data Systems Corporation	410,619
29,674	First Data Corporation - Class A (a)	501,787
2,843	FleetCor Technologies, Inc. (a)	528,002
2,768	Mastercard, Inc. - Class A	522,183
4,973	Microsoft Corporation	505,108
6,507	PayPal Holdings, Inc. (a)	547,174
4,162	salesforce.com, Inc. (a)	570,069
3,916	Visa, Inc. - Class A	516,677
5,926	Wix.com, Ltd. (a)	535,355
3,148	Zebra Technologies Corporation (a) - Class A	501,256
		5,138,230
	Real Estate - 2.7%
3,294	American Tower Corporation (b)	521,078
	TOTAL COMMON STOCKS (Cost $21,518,135)	19,129,426

	SHORT-TERM INVESTMENTS - 0.1%
11,477	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.30%*	11,477
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,477)	11,477

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
47,678	First American Government Obligations Fund, Class Z, 2.41%*	47,678
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $47,678)	47,678

	Total Investments (Cost $21,577,290) - 100.3%	19,188,581
	Liabilities in Excess of Other Assets - (0.3)%	(52,868)
	TOTAL NET ASSETS - 100.0%	$19,135,713

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
+	All or a portion of this security is on loan as of December 31, 2018. Total value of the securities on loan is $47,986.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,129,426	$-	$-	$19,129,426
Short-Term Investments	11,477	-	-	11,477
Investments Purchased with Proceeds from Securities Lending	47,678	-	-	47,678
Total Investments in Securities	$19,188,581	$-	$-	$19,188,581
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        2/27/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        2/27/2019

* Print the name and title of each signing officer under his or her signature.